Schedule of Investments (Details) - Condensed Consolidated Schedule of Investments (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investment Holdings, Other than Securities [Line Items]
Premiums Received	$ 0	$ 7,356
Put Option [Member] | Interest Rate Contract [Member] | Short [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	0	4,356
Call Option [Member] | Interest Rate Contract [Member] | Short [Member]
Investment Holdings, Other than Securities [Line Items]
Premiums Received	$ 0	$ 3,000